PROFIT (LOSS) PER SHARE (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Earnings per share:
Profit (loss) from continuing operations	$ (52,327)	$ 20,601	$ (20,385)	$ (160,022)
Earnings (loss) available to shareholders	(47,539)	26,894	(19,755)	(168,727)
Adjusted earnings (loss) from continuing operations available to shareholders	$ (47,539)	$ 26,894	$ (19,755)	$ (168,727)
Dilutive effect, options	572,283		192,153
Basic earnings (loss) per share
Weighted average (shares)	48,043,495	9,881,771	26,355,407	9,844,806
Basic earnings (loss) per share, continuing operations	$ (1.09)	$ 2.08	$ (0.77)	$ (16.25)
Basic earnings (loss) per share	$ (0.99)	$ 2.72	$ (0.75)	$ (17.13)
Diluted earnings (loss) per share
Weighted average, adjusted (shares)	48,800,850	9,964,285	26,656,928	9,971,327
Diluted earnings (loss) per share, continuing operations	$ (1.09)	$ 2.07	$ (0.77)	$ (16.25)
Diluted earnings (loss) per share	$ (0.99)	$ 2.70	$ (0.75)	$ (17.13)
Assumed to be settled restricted share
Earnings per share:
Dilutive effect, convertible instruments	3,253	76,896	44,370	118,358
Assumed to be settled deferred share
Earnings per share:
Dilutive effect, convertible instruments	187	5,618	4,296	8,163
Restricted share units
Earnings per share:
Dilutive effect, convertible instruments	17,053,000		5,643,000
Deferred share units
Earnings per share:
Dilutive effect, convertible instruments	164,579,000		55,059,000